CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate	0.42%	1.34%
Expected life (years)	5	5
Expected volatility	61.70%	67.60%
Dividend yield	0.00%	0.00%